EATON VANCE EMERGING AND FRONTIER COUNTRIES EQUITY FUND

Supplement to Prospectus dated March 1, 2020

Effective April 1, 2021, the portfolio management team for the Fund will be as follows:

John R. Baur, Vice President of Eaton Vance and BMR, has managed the Fund since it commenced operations in November 2014 and the Portfolio since it commenced operations in November 2013.

Michael A. Cirami, Vice President of Eaton Vance and BMR, has managed the Fund since it commenced operations in November 2014 and the Portfolio since it commenced operations in November 2013.

Marshall L. Stocker, Vice President of Eaton Vance and BMR, has managed the Fund since it commenced operations November 2014 and the Portfolio since it commenced operations in November 2013.

September 30, 2020	36662 9.30.20

EATON VANCE EMERGING MARKETS DEBT FUND

Supplement to Prospectus dated June 1, 2020

Effective April 1, 2021, the portfolio management team for the Fund will be as follows:

John R. Baur, Vice President of Eaton Vance, has managed the Fund since its inception in May 2018.

Michael A. Cirami, Vice President of Eaton Vance, has managed the Fund since its inception in May 2018.

September 30, 2020	36663 9.30.20

EATON VANCE GLOBAL BOND FUND

EATON VANCE EMERGING MARKETS LOCAL INCOME FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND

EATON VANCE SHORT DURATION STRATEGIC INCOME FUND

Supplement to Prospectus dated March 1, 2020

The following changes will be effective April 1, 2021:

1.	The Portfolio Management team for Eaton Vance Global Bond Fund will be as follows:

Michael A. Cirami, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since January 2008.

Kyle Lee, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since October 2019.

2.	The Portfolio Management team for Eaton Vance Global Macro Absolute Return Fund will be as follows:

John R. Baur, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since January 2008.

Michael A. Cirami, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since January 2008.

3.	The Portfolio Management team for Eaton Vance Global Absolute Return Advantage Fund will be as follows:

John R. Baur, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since their inception in August 2010.

Michael A. Cirami, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since their inception in August 2010.

September 30, 2020	36665 9.30.20